Description Details	Nov. 03, 2025
Document Information [Line Items]
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed to amend and supplement the Current Report on Form 8-K of Sable Offshore Corp. filed on November 3, 2025.